Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) shares	Sep. 30, 2021	Mar. 31, 2020	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding under the 2011 Plan (in shares)					18,058,000	24,700,000	24,911,000
Total (in shares)					42,900,000	121,831,000
Shares per option (in shares)			1.2006
Weighted-average grant-date fair value of options granted (in dollars per share) | $ / shares						$ 0.59	$ 1.51
Grants in period (in shares)					0	11,258,000
Aggregate intrinsic value of stock options exercised | $					$ 40,900	$ 2,400	$ 2,100
Fair value of options vested | $					3,900	5,000	4,100
Unrecognized compensation cost related to unvested stock options | $					4,200
Percent of positions eliminated (in percentage)		50.00%
Weighted-average remaining contractual term of vested stock options (days)		3 years		90 days
Stock-based compensation expense | $					$ 11,061	$ 5,541	$ 4,067
Weighted-average exercise price of outstanding options held by current employees (in dollars per share) | $ / shares					$ 1.60	$ 1.45	$ 1.65
Weighted average remaining contractual term of options outstanding					6 years 1 month 6 days	6 years 4 months 24 days	7 years 1 month 6 days
Incremental intrinsic value of vested options held by current employees | $	$ 400
Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)					14,083,000
Grants in period (in shares)					3,348,000
Outstanding stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)						11,258,000
Weighted-average remaining contractual term for unvested stock options					1 year 8 months 12 days
Modified options | Terminated Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding under the 2011 Plan (in shares)		3,102,000
Stock-based compensation expense | $		$ 300
Modified options | Current Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding under the 2011 Plan (in shares)	6,800,000
Unrecognized compensation cost related to unvested stock options | $					$ 300
Stock-based compensation expense | $					$ 400	$ 600
Exercise price threshold (in dollars per share) | $ / shares	$ 1.99
Weighted-average exercise price of outstanding options held by current employees (in dollars per share) | $ / shares	$ 1.99
Weighted average remaining contractual term of options outstanding	10 years
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding under the 2011 Plan (in shares)								20,400,000
2021 Plan | Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)					14,100,000			17,200,000